9. Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Executive and employee compensation	$ 1,642,959	$ 1,237,531
Interest on convertible promissory notes	134,127	314,309
Other accrued expenses and liabilities	15,293	99,641
Total accrued liabilities	$ 1,792,379	$ 1,651,482